Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Annual Return [Percent]	26.65%	(11.85%)	(2.39%)	(12.67%)	8.40%	86.45%	30.20%	(15.49%)	20.68%	(17.16%)
Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Annual Return [Percent]	29.67%	4.36%	5.95%	(28.03%)	(6.32%)	25.93%	29.20%	(20.45%)	47.10%	9.20%
Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]
Annual Return [Percent]	28.96%	0.07%	(14.51%)	(23.71%)	(6.70%)	14.54%	30.00%	(20.21%)	48.85%	2.95%
Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Annual Return [Percent]	16.90%	(1.72%)	2.60%	34.33%	45.98%	(34.22%)	10.40%	(18.92%)	(1.06%)	27.04%
Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	20.24%	19.54%	39.34%	(29.67%)	21.52%	36.17%	37.00%	(16.80%)	34.75%	9.51%
Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Annual Return [Percent]	22.42%	14.01%	11.43%	(16.92%)	11.27%	13.90%	20.33%	(16.42%)	36.70%	8.81%
Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Annual Return [Percent]	11.57%	13.35%	15.99%	(9.39%)	23.60%	12.26%	26.71%	(4.14%)	21.34%	6.83%
Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	27.55%	2.33%	26.69%	(26.77%)	17.12%	59.08%
Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Annual Return [Percent]	26.44%	(11.31%)	(0.95%)	(12.23%)	12.11%